SUBSEQUENT EVENTS (Details) - USD ($)	1 Months Ended
	Mar. 31, 2021	Feb. 28, 2021	Oct. 31, 2019	Jun. 30, 2016	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Long-term portion of debt					$ 1,968,924,000	$ 1,254,417,000
$275.0 million revolving credit facility
Subsequent Event [Line Items]
Principal amount					275,000,000.0
$275.0 million revolving credit facility | Other Affiliates Of Hemen
Subsequent Event [Line Items]
Principal amount				$ 275,000,000.0
Long-term portion of debt					60,000,000.0
Amount available and undrawn of credit facility					215,000,000.0
$275.0 million revolving credit facility | Loans Payable
Subsequent Event [Line Items]
Principal amount				275,000,000.0
$275.0 million revolving credit facility | Loans Payable | Other Affiliates Of Hemen
Subsequent Event [Line Items]
Principal amount				$ 275,000,000.0
Extension period			6 months	18 months
Long-term portion of debt					60,000,000.0
Amount available and undrawn of credit facility					$ 215,000,000.0	$ 155,000,000.0
$275.0 million revolving credit facility | Subsequent Event | Loans Payable | Other Affiliates Of Hemen
Subsequent Event [Line Items]
Extension period		12 months
Senior Secured Loan Facility, CEXIM And Sinosure | Subsequent Event
Subsequent Event [Line Items]
Proceeds from borrowings	$ 34,300,000